Derivative liabilities - Movements related to the Purchase Consideration (Details) - Nautical Ventures Group Inc. - Derivative (option) portion	12 Months Ended
Aug. 31, 2025 USD ($)
Derivative Liabilities
Fair value at issuance	$ 4,027,650
Revaluation at the end of the period	(3,643,312)
Closing balance	$ 384,338